Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lease Obligation [Abstract]
Schedule of future minimum lease payments
2022	$343,503
2023	349,412
2024	323,584
2025	325,776
2026	-
$1,342,275

2021	$341,619
2022	343,503
2023	345,252
2024	322,491
2025	135,740
$1,488,605